iShares
®
U.S. Medical Devices ETF
Schedule of Investments
(unaudited)
June 30, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Health Care Equipment  —  99 .8%
Abbott Laboratories ........................ 7,905,571 $ 821,467,883
Alphatec Holdings, Inc.
(a) (b)
.................... 670,912 7,011,030
Artivion, Inc.
(a) (b)
........................... 267,818 6,869,532
AtriCure, Inc.
(a) (b)
.......................... 326,827 7,441,851
Axogen, Inc.
(a)
............................ 295,228 2,137,451
Axonics, Inc.
(a)
............................ 344,630 23,169,475
Baxter International, Inc. ..................... 3,442,307 115,145,169
Becton Dickinson & Co. ..................... 988,163 230,943,575
Boston Scientific Corp.
(a)
..................... 3,400,438 261,867,730
CONMED Corp. ........................... 208,064 14,422,996
Dexcom, Inc.
(a)
........................... 1,972,870 223,684,001
Edwards Lifesciences Corp.
(a) (b)
................ 2,634,392 243,338,789
Enovis Corp.
(a) (b)
........................... 337,173 15,240,220
Envista Holdings Corp.
(a) (b)
.................... 1,160,939 19,306,416
GE HealthCare Technologies, Inc. .............. 2,867,651 223,447,366
Glaukos Corp.
(a)
........................... 340,249 40,268,469
Globus Medical, Inc. , Class A
(a) (b)
............... 760,823 52,108,767
Hologic, Inc.
(a)
............................ 1,576,502 117,055,274
IDEXX Laboratories, Inc.
(a) (b)
.................. 449,602 219,046,094
Inari Medical, Inc.
(a) (b)
....................... 349,537 16,830,207
Inspire Medical Systems, Inc.
(a) (b)
............... 200,701 26,859,815
Insulet Corp.
(a)
............................ 473,132 95,478,038
Integer Holdings Corp.
(a) (b)
.................... 226,323 26,205,940
Integra LifeSciences Holdings Corp.
(a) (b)
........... 463,116 13,495,200
Intuitive Surgical, Inc.
(a) (b)
..................... 1,611,926 717,065,281
iRhythm Technologies, Inc.
(a) (b)
................. 210,120 22,617,317
LeMaitre Vascular, Inc. ...................... 134,946 11,103,357
LivaNova PLC
(a)
........................... 365,810 20,053,704
Masimo Corp.
(a)
........................... 301,227 37,936,528
Medtronic PLC ........................... 2,811,879 221,322,996
Nevro Corp.
(a) (b)
........................... 248,108 2,089,069
Novocure Ltd.
(a)
........................... 661,509 11,331,649
Omnicell, Inc.
(a)
........................... 310,215 8,397,520
Orthofix Medical, Inc.
(a)
...................... 253,511 3,361,556
Paragon 28, Inc.
(a) (b)
........................ 243,336 1,664,418
Penumbra, Inc.
(a) (b)
......................... 261,870 47,128,744
Security Shares Value
a
Health Care Equipment (continued)
PROCEPT BioRobotics Corp.
(a) (b)
............... 302,226 $ 18,462,986
QuidelOrtho Corp.
(a) (b)
....................... 334,786 11,121,591
ResMed, Inc. ............................ 992,386 189,962,528
Senseonics Holdings, Inc.
(a)
................... 143,161 57,121
SI-BONE, Inc.
(a) (b)
.......................... 253,290 3,275,040
Silk Road Medical, Inc.
(a)
..................... 266,449 7,204,781
STERIS PLC ............................. 667,512 146,545,584
Stryker Corp. ............................ 1,540,759 524,243,250
Surmodics, Inc.
(a)
.......................... 96,324 4,049,461
Tandem Diabetes Care, Inc.
(a) (b)
................ 436,314 17,579,091
Teleflex, Inc. ............................. 318,192 66,925,323
TransMedics Group, Inc.
(a) (b)
................... 222,492 33,511,745
Treace Medical Concepts, Inc.
(a) (b)
............... 293,221 1,949,920
Varex Imaging Corp.
(a)
...................... 276,291 4,069,766
Zimmer Biomet Holdings, Inc. ................. 1,389,724 150,826,746
a
Total Long-Term Investments — 99.8%
(Cost: $ 5,298,558,278 ) ............................... 5,106,698,360
a
Short-Term Securities
Money Market Funds  —  2 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.48%
(c) (d) (e)
............................ 106,246,309 106,278,182
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(c) (d)
............................. 7,522,031 7,522,031
a
Total Short-Term Securities — 2.2%
(Cost: $ 113,767,002 ) ................................ 113,800,213
Total Investments — 102.0%
(Cost: $ 5,412,325,280 ) ............................... 5,220,498,573
Liabilities in Excess of Other Assets — ( 2 .0 ) % ............... (103,005,526)
Net Assets — 100.0% ................................. $ 5,117,493,047
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
  Shares Held
at 06/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 119,537,217  $ —  $ (13,255,080)
(a)
$ 1,134  $ (5,089) $ 106,278,182  106,246,309  $ 61,956
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 6,174,241  1,347,790
(a)
—  —  —  7,522,031  7,522,031  102,782  —
$ 1,134  $ (5,089)
$ 113,800,213
$ 164,738  $ —

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
U.S. Medical Devices ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 52 09/20/24 $ 7,745 $ (9,137)
E-Mini Technology Select Sector Index ...................................................... 11 09/20/24 2,539 (7,357)
$ (16,494)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,106,698,360  $ —  $ —  $ 5,106,698,360
Short-Term Securities
Money Market Funds ...................................... 113,800,213  —  —  113,800,213
$ 5,220,498,573  $ —  $ —  $ 5,220,498,573
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (16,494) $ —  $ —  $ (16,494)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.